Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2040 Fund - Class K
Bar Chart Table:
Annual Return 2019	26.67%
Annual Return 2020	17.84%
Annual Return 2021	16.31%
Annual Return 2022	(18.92%)
Annual Return 2023	20.03%